Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Fixed Assets, Net [Abstract]
Fixed Assets, Net
Note 4 - Fixed Assets, Net

	December 31
	2011	2010
Machinery and equipment	34,678	35,658
Leasehold improvements	8,149	8,625
Motor vehicles	99	107
Office furniture and equipment	1,481	1,596

Fixed assets	44,407	45,986

Accumulated depreciation	(36,661)	(37,824)

Fixed assets less accumulated depreciation	7,746	8,162

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 were $2,091, $2,054 and $2,030 respectively.